Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Disclosure of derivative instruments	Derivative assets and derivative liabilities comprise the following:

	2024	2023
		Restated[1]
Financial assets	$m	$m
Held for trading derivatives carried at fair value through profit and loss that are not designated in hedge accounting relationships:
Synthetic equity swap	243.3	177.1
Agriculture contracts	296.7	171.9
Energy contracts	83.3	68.8
Foreign currency contracts	204.9	156.7
Precious metal contracts	1.3	0.1
Credit contracts	2.2	2.8
Metals contracts	3.2	11.5
Equity contracts	233.5	24.8
Crypto contracts	13.7	0.1
Rates contracts	55.6	11.9
Held for trading derivatives that are designated in hedge accounting relationships:
Foreign currency contracts	0.1	6.1
Rates contracts	25.7	23.8
	1,163.5	655.6
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.

	2024	2023
		Restated[1]
Financial liabilities	$m	$m
Held for trading derivatives carried at fair value through profit or loss that are not designated in hedge accounting relationships:
Agriculture contracts	221.5	131.5
Energy contracts	53.0	56.9
Foreign currency contracts	259.1	103.5
Precious metal contracts	3.9	2.6
Credit contracts	9.6	1.7
Metals contracts	3.1	5.6
Equity contracts	65.2	52.9
Crypto contracts	16.1	34.2
Rates contracts	62.8	13.1
Held for trading derivatives that are designated in hedge accounting relationships:
Foreign currency contracts	24.2	0.2
Rates contracts	33.2	—
	751.7	402.2
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.
The following table details the foreign currency forward contracts, held within derivatives on the statement of financial position, that are designated in cash flow hedging relationships:

	2024
	Average forward rates	Foreign currency	Notional value	Fair value assets
Outstanding contracts	($/£)	$m	$m	$m
Derivative assets designated as cash flow hedges
Less than 3 months	1.2451	5.6	4.5	—
3 to 6 months	1.2502	24.4	19.5	—
6 to 12 months	1.2472	11.2	9.0	0.1
		41.2	33.0	0.1

	2024
	Average forward rates	Foreign currency	Notional value	Fair value liabilities
Outstanding contracts	($/£)	$m	$m	$m
Derivative liabilities designated as cash flow hedges
Less than 3 months	1.2723	58.2	45.8	0.9
3 to 6 months	1.2729	19.1	15.0	0.3
6 to 12 months	1.2732	37.9	29.8	0.7
		115.2	90.6	1.9

	2023
	Average forward rates	Foreign currency	Notional value	Fair value assets
Outstanding contracts	($/£)	$m	$m	$m
Derivative assets designated as cash flow hedges
Less than 3 months	1.2293	28.9	23.5	1.3
3 to 6 months	1.2301	14.7	12.0	0.6
6 to 12 months	1.2303	29.4	23.9	1.2
		73.0	59.4	3.1

	2023
	Average forward rates	Foreign currency	Notional value	Fair value liabilities
Outstanding contracts	($/£)	$m	$m	$m
Derivative liabilities designated as cash flow hedges
Less than 3 months	1.2912	3.9	3.0	(0.1)
3 to 6 months	1.2986	3.9	3.0	—
6 to 12 months	1.2856	7.7	6.0	(0.1)
		15.5	12.0	(0.2)
The Group has designated certain interest rate swaps as hedging instruments and the associated gains and losses on the interest rate swaps hedging future interest cash flows are recognised in other comprehensive income. The following table details the interest rate swap contracts (within derivatives on the statement of financial position) that are designated in hedging relationships:

	2024
Outstanding contracts	Notional value $m	Net Amount Presented $m
Derivative assets designated as cash flow hedges
Up to 6 months	45.7	0.1
6 to 12 months	120.7	0.1
1 to 5 years	145.0	1.3
	311.4	1.5

	2024
Outstanding contracts	Notional value $m	Net Amount Presented $m
Derivative liabilities designated as cash flow hedges
Up to 6 months	125.0	—
6 to 12 months	150.0	(0.4)
1 to 5 years	1,875.0	(25.7)
	2,150.0	(26.1)
The impact of hedge accounting on the statement of financial position as at 31 December 2024 is as follows:

	Notional Amount	Carrying Amount	Line item in the statement of financial position	Change in fair value used for recognising ineffectiveness for the year
	$m	$m		$m
Interest rate swap	910.7	17.0	Derivative instruments	(2.1)
Cross currency swap	327.3	(22.8)	Derivative instruments
Fixed rate borrowing	906.2	929.9	Debt securities	2.1
The impact of hedge accounting on the statement of financial position as at 31 December 2023 is as follows:

	Notional Amount	Carrying Amount	Line item in the statement of financial position	Change in fair value used for recognising ineffectiveness for the year
	$m	$m		$m
Interest rate swap	331.1	23.8	Derivative instruments	3.4
Cross currency swap	327.3	3.0	Derivative instruments	—
Fixed rate borrowing	329.8	358.4	Debt securities	(3.4)